Cash and Cash Equivalents, Restricted Cash Advances and Collateral - Schedule of Restricted Cash Advances and Collateral (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	$ 53,696	$ 51,495
Cash Portion of Kentucky Bond Collateral
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	$ 40,000	$ 40,000